Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation activity by award
Summary of the Company's share-based compensation cost

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	37,342	57,318	100,540
Selling and marketing expenses	8,123	11,357	13,368
General and administrative expenses	31,580	17,897	33,374
Research and development expenses	25,361	35,460	55,736
	102,406	122,032	203,018

Schedule of total intrinsic value of options excerised and the total fair value of RSUs vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2010	18.2	120.2
2011	17.2	111.2
2012	6.3	39.1

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2010	Note (a) below	Note (a) below
2011	11.0	71.2
2012	18.6	115.8

Note (a): The Company made its first award of RSUs in 2010, and none of such awards vested in 2010.

Schedule of weighted average remaining contractual life for the options and RSUs outstanding

The following table presents the weighted average remaining contractual life for the options and RSUs outstanding as of December 31, 2012:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$1.659	525	1.88	1.659	306	1.88	1.659
	525	1.88	1.659	306	1.88	1.659
Restricted Share Units
Performance-based settled in stock	531	2.17	n/a	n/a	n/a	n/a
Time-based-settled in stock/cash	28,934	3.45	n/a	n/a	n/a	n/a
Time-based-settled in stock	20,725	3.18	n/a	n/a	n/a	n/a
	50,190	3.32	n/a	n/a	n/a	n/a

Stock Options
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised during the year	(3,992)		(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Restricted Stock Units (RSU)
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted	12,854	4,368	580	17,802
Vested	(5,024)	(290)	(720)	(6,034)
Forfeited	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725